[AAL Letterhead]
March 1, 2001

Securities and Exchange Commission
Branch of Document Control
450 Fifth Street, N.W.,
Washington, DC 20549

VIA EDGAR

Subject:          Rule 497(j) Certification
                  The AAL Variable Product Series Fund, Inc.
                  File No. 33-82056, File No. 811-8662, CIK 0000927648

Dear Commissioners:

The undersigned hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to 497(c) upon the effectiveness of Post-Effective Amendment No. 12 to the Registrant's registration statement on Form N-1A would not have differed from that contained in said Amendment, which was the most recent amendment to such registration statement that was filed electronically February 26, 2001.

Please direct any comments or questions concerning this certification to Frederick D. Kelsven, Esq. at (920) 734-5721 extension 3503.

Sincerely,

/s/ Frederick D. Kelsven

Frederick D. Kelsven
Secretary, AAL Variable Product Series Fund, Inc.